Trade and other liabilities	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Trade and other payables

23. Trade and other liabilities

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Trade and other payables	€47,122	€31,209	€29,113
Other current liabilities	—	60	369
Other non-current liabilities	1,597	2,469	2,291
Accrued charges	1,159	619	490
Total trade and other liabilities	€49,878	€34,357	€32,263

Our trade and other liabilities, amounting to €49.9 million as of December 31, 2017, increased by €15.5 million compared to the €34.4 million reported as of December 31, 2016.

The trade and other payables, amounting to €47.1 million as of December 31, 2017, increased by €15.9 million compared to the €31.2 million reported as of December 31, 2016. This increase is mainly due to higher accrued trade payables on December 31, 2017, reflecting the intensification of our investments.

Our trade and other liabilities, amounting to €34.4 million as of December 31, 2016, increased by €2.1 million compared to the €32.3 million reported as of December 31, 2015.

The trade and other payables, amounting to €31.2 million as of December 31, 2016, increased slightly compared to the €29.1 million reported as of December 31, 2015. This increase is mainly due to higher trade payables.